Notes Payable	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Debt Disclosure [Abstract]
Notes Payable [Text Block]

NOTE 8 - Notes Payable

Notes payable, which are unsecured, consist of the following as of January 31, 2012 and July 31, 2011:

Notes Payable Consist of the Following at:

	January 31, 2012	July 31, 2011
Note payable to Ambeon Corporation, a related party by virtue of common ownership, bearing interest at 5% per annum	$85,000	$115,000
Total notes payable	85,000	115,000
Less current portion
Due to third party	60,000	60,000
	60,000	60,000
Long-term notes payable	$25,000	$55,000

Note 9 - Notes Payable

Notes payable, which are unsecured, consist of the following as of July 31, 2011 and July 31, 2010:

Notes Payable Consist of the Following at:

	July 31, 2011	July 31, 2010
Note payable to Ambeon Corporation, a related party by virtue of common ownership, bearing interest at 5% per annum.	$115,000	$235,000

Note payable to a shareholder, bearing interest at 10% per annum. The note was repaid to shareholder February 2011.	-	30,000

Note payable to an employee, bearing interest at 10% per annum. The note was repaid to employee June 2011.	-	70,000

Total notes payable	115,000	335,000

Less current portion
Due to related party	-	100,000
Due to third party	60,000	115,000
	60,000	215,000

Long-term notes payable	$55,000	$120,000